Third Quarter Report
January 31, 2023 (Unaudited)
Columbia South Carolina Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.8%
Charleston County Airport District
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	567,540
Charter Schools 1.4%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,000,839
Higher Education 6.6%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	1,993,083
Revenue Bonds
Wofford College Project
Series 2019
04/01/2037	5.000%	885,000	951,704
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,645,183
Total			4,589,970
Hospital 13.9%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,561,040
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,090,164
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,581,814
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	2,000,000	2,126,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,101,503
St. Joseph’s Candler Health System, Inc.
Series 2019
07/01/2032	5.000%	1,000,000	1,103,452
Spartanburg Regional Health Services District
Refunding Revenue Bonds
Services District, Inc.
Series 2022
04/15/2037	4.000%	1,000,000	1,024,251
Total			9,588,424
Joint Power Authority 4.6%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2028	5.000%	2,000,000	2,136,392
Revenue Bonds
Series 2022A
12/01/2039	5.000%	1,000,000	1,075,717
Total			3,212,109
Local Appropriation 28.9%
Aiken County Consolidated School District
Special Obligation Revenue Bonds
Series 2019
06/01/2033	4.000%	325,000	348,536
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,534,529
Center for Arts & Health Sciences Public Facilities Corp.
Revenue Bonds
Greenville Technical College Project
Series 2022
10/01/2039	4.000%	1,000,000	1,033,420
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,071,383
City of North Charleston
Tax Allocation Bonds
Series 2022
10/01/2039	4.000%	820,000	840,621
2	Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Dorchester
Tax Allocation Bonds
Series 2020
10/01/2036	5.000%	385,000	434,073
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,022,602
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,061,168
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,069,782
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	854,130
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	1,927,763
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,569,219
Orangeburg County School District
Revenue Bonds
Series 2022
06/01/2039	5.000%	1,000,000	1,051,067
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	556,806
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	1,932,532
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,367,676
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2030	5.000%	1,275,000	1,344,813
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	967,567
Total			19,987,687
Local General Obligation 4.8%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,063,035
Lexington County School District No. 1
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,142,350
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,122,138
Total			3,327,523
Municipal Power 0.8%
Easley Combined Utility System
Refunding Revenue Bonds
Easley Combined Utility System
Series 2019 (AGM)
12/01/2033	4.000%	500,000	528,609
Other Utility 1.5%
Patriots Energy Group
Improvement Refunding Revenue Bonds
Gas Systems
Series 2019
06/01/2038	5.000%	1,000,000	1,070,603
Ports 3.2%
South Carolina Ports Authority(b)
Revenue Bonds
Series 2019B
07/01/2033	5.000%	2,000,000	2,195,005
Refunded / Escrowed 5.1%
County of Florence
Prerefunded 10/01/23 Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,017,247
Greenville County Public Facilities Corp.
Prerefunded 04/01/24 Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	916,940

Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	536,449
South Carolina Ports Authority(b)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	1,000,000	1,054,990
Total			3,525,626
Resource Recovery 5.0%
Three Rivers Solid Waste Authority(c)
Revenue Bonds
Capital Appreciation - Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,745,323
10/01/2025	0.000%	1,835,000	1,696,250
Total			3,441,573
Retirement Communities 1.5%
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	460,000	463,527
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bishop Gadsden Episcopal Retirement Community
Series 2019
04/01/2034	4.000%	605,000	543,586
Total			1,007,113
Special Non Property Tax 4.5%
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,025,914
05/01/2035	5.000%	1,000,000	1,045,027
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	578,482
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	426,827
Total			3,076,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 3.1%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,084,698
County of Greenville
Revenue Bonds
Series 2021
04/01/2038	4.000%	1,000,000	1,034,025
Total			2,118,723
State General Obligation 1.7%
State of South Carolina
Unlimited General Obligation Bonds
Clemson University
Series 2022A
04/01/2040	5.000%	1,000,000	1,166,420
Water & Sewer 9.8%
City of Charleston Waterworks & Sewer System
Revenue Bonds
Series 2019
01/01/2038	5.000%	1,000,000	1,135,620
City of Columbia Stormwater System
Revenue Bonds
Green Bonds
Series 2018
02/01/2038	5.000%	350,000	382,492
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	590,602
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,431,663
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	418,696
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	465,379
South Island Public Service District
Revenue Bonds
Series 2022
04/01/2038	5.000%	445,000	510,208

4	Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,049,403
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	795,032
Total			6,779,095
Total Municipal Bonds (Cost $67,690,162)			67,183,109
Money Market Funds 3.5%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(d)	64,451	64,451
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(d)	2,373,167	2,373,167
Total Money Market Funds (Cost $2,437,618)		2,437,618
Total Investments in Securities (Cost: $70,127,780)		69,620,727
Other Assets & Liabilities, Net		(504,727)
Net Assets		69,116,000

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $1,464,366, which represents 2.12% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on April 14, 2023, the Fund will no longer be open to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about May 5, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT231_04_N01_(03/23)